John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 9/30/2024

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 9-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.6%
Equity - 89.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	3,421,195	$210,198,214
Capital Appreciation, Class NAV, JHF II (Jennison)	6,344,332	107,790,195
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	7,682,023	79,508,937
Disciplined Value, Class NAV, JHF III (Boston Partners)	5,805,425	150,534,662
Disciplined Value International, Class NAV, JHIT (Boston Partners)	11,590,869	189,742,526
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,207,489	171,902,812
Equity Income, Class NAV, JHF II (T. Rowe Price)	10,927,405	231,005,347
Financial Industries, Class NAV, JHIT II (MIM US) (B)	1,630,827	29,925,678
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,192,880	252,237,547
Global Equity, Class NAV, JHF II (MIM US) (B)	3,028,617	41,825,205
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	2,932,310	43,398,190
International Dynamic Growth, Class NAV, JHIT (Axiom)	4,914,051	66,339,682
International Growth, Class NAV, JHF III (Wellington)	3,337,715	95,158,259
International Small Company, Class NAV, JHF II (DFA)	7,998,113	93,018,054
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	26,406,267	284,395,498
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	10,623,379	175,285,754
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,096,221	245,030,294
Multifactor Emerging Markets ETF, JHETF (DFA)	2,186,825	62,543,195
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,336,465	125,600,273
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	3,919,700	71,024,971
Small Cap Value, Class NAV, JHF II (Wellington)	4,131,210	76,757,873
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,721,809	180,047,720
Fixed income - 1.9%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,008,928	15,991,070
High Yield, Class NAV, JHBT (MIM US) (B)	2,575,964	7,959,729
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,179,444	39,412,154
Alternative and specialty - 7.5%
Diversified Macro, Class NAV, JHIT (Graham)	3,531,169	32,239,569
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	12,367,022	158,916,233
Health Sciences, Class NAV, JHF II (T. Rowe Price)	6,038,768	32,367,797
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	11,900,912	$26,658,042

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,294,385,162)		$3,296,815,480
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	117,438

TOTAL COMMON STOCKS (Cost $91,718)		$117,438
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%
U.S. Government - 1.4%
U.S. Treasury STRIPS, PO, 4.031%, 02/15/2054	$27,916,200	8,595,152
U.S. Treasury STRIPS, PO, 4.084%, 11/15/2052	38,545,900	12,299,495
U.S. Treasury STRIPS, PO, 4.208%, 08/15/2051	48,879,300	15,888,838
U.S. Treasury STRIPS, PO, 4.227%, 05/15/2050	25,201,700	8,591,342

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $45,701,661)		$45,374,827
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.8110% (F)(G)	117	1,167

TOTAL SHORT-TERM INVESTMENTS (Cost $1,166)		$1,167
Total investments (Cost $2,340,179,707) - 100.0%		$3,342,308,912
Other assets and liabilities, net - 0.0%		4,142
TOTAL NET ASSETS - 100.0%		$3,342,313,054
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 9-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.3%
Equity - 75.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,453,239	$457,926,991
Capital Appreciation, Class NAV, JHF II (Jennison)	16,077,886	273,163,279
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	36,536,426	378,152,013
Disciplined Value, Class NAV, JHF III (Boston Partners)	13,093,095	339,503,942
Disciplined Value International, Class NAV, JHIT (Boston Partners)	24,630,363	403,199,044
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	34,192,536	341,583,431
Equity Income, Class NAV, JHF II (T. Rowe Price)	23,966,807	506,658,300
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,920,590	$71,942,830
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	6,645,433	85,260,901
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,598,650	442,293,366
Global Equity, Class NAV, JHF II (MIM US) (B)	11,360,924	156,894,367
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,046,366	89,486,210
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,225,558	111,045,036
International Growth, Class NAV, JHF III (Wellington)	6,539,209	186,432,841
International Small Company, Class NAV, JHF II (DFA)	16,838,341	195,829,910
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	57,319,417	617,330,118
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	22,796,278	376,138,586
Mid Value, Class NAV, JHF II (T. Rowe Price)	28,639,992	535,854,242
Multifactor Emerging Markets ETF, JHETF (DFA)	6,952,359	198,837,467
Small Cap Core, Class NAV, JHIT (MIM US) (B)	16,409,373	280,928,465
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	7,266,974	131,677,562
Small Cap Value, Class NAV, JHF II (Wellington)	8,097,454	150,450,705
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	36,382,230	444,954,671
Fixed income - 14.2%
Bond, Class NAV, JHSB (MIM US) (B)	39,056,483	543,275,682
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	19,994,586	159,156,905
Floating Rate Income, Class NAV, JHF II (Bain Capital)	17,047,859	130,586,602
High Yield, Class NAV, JHBT (MIM US) (B)	36,381,401	112,418,529
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	10,964,271	103,393,080
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	21,318,087	218,297,212
Alternative and specialty - 6.4%
Diversified Macro, Class NAV, JHIT (Graham)	9,597,313	87,623,467
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	26,573,293	341,466,819
Health Sciences, Class NAV, JHF II (T. Rowe Price)	14,597,156	78,240,757
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	28,474,786	63,783,521

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,398,918,754)		$8,613,786,851
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	266,807
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $208,372)		$266,807
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$52,243,370	$50,789,215
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	38,658,225	37,214,507
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	35,852,892	35,512,674
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	44,422,504	45,653,985
U.S. Treasury STRIPS, PO, 4.031%, 02/15/2054	99,947,800	30,773,046
U.S. Treasury STRIPS, PO, 4.084%, 11/15/2052	138,725,200	44,265,405
U.S. Treasury STRIPS, PO, 4.208%, 08/15/2051	175,920,100	57,185,066
U.S. Treasury STRIPS, PO, 4.227%, 05/15/2050	90,229,200	30,759,431

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $341,885,006)		$332,153,329
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.8110% (F)(G)	114	1,143

TOTAL SHORT-TERM INVESTMENTS (Cost $1,142)		$1,143
Total investments (Cost $6,741,013,274) - 100.0%		$8,946,208,130
Other assets and liabilities, net - 0.0%		718,733
TOTAL NET ASSETS - 100.0%		$8,946,926,863
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 9-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 56.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,278,271	$262,856,971
Capital Appreciation, Class NAV, JHF II (Jennison)	8,708,162	147,951,676
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	34,091,942	352,851,599
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,645,264	198,241,708
Disciplined Value International, Class NAV, JHIT (Boston Partners)	18,105,165	296,381,558
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,445,224	194,257,787
Equity Income, Class NAV, JHF II (T. Rowe Price)	13,853,293	292,858,624
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,015,061	$55,326,374
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	5,427,423	69,633,835
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,048,434	240,826,281
Global Equity, Class NAV, JHF II (MIM US) (B)	11,124,857	153,634,273
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,138,117	39,697,181
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	2,683,509	39,715,936
International Dynamic Growth, Class NAV, JHIT (Axiom)	5,908,569	79,765,676
International Growth, Class NAV, JHF III (Wellington)	4,908,181	139,932,248
International Small Company, Class NAV, JHF II (DFA)	7,934,031	92,272,781
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	33,706,332	363,017,201
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	13,955,332	230,262,971
Mid Value, Class NAV, JHF II (T. Rowe Price)	18,646,867	348,882,890
Multifactor Emerging Markets ETF, JHETF (DFA)	4,382,360	125,335,496
Small Cap Core, Class NAV, JHIT (MIM US) (B)	10,296,659	176,278,795
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	4,452,448	80,678,365
Small Cap Value, Class NAV, JHF II (Wellington)	5,701,204	105,928,368
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	33,860,014	414,107,974
Fixed income - 30.8%
Bond, Class NAV, JHSB (MIM US) (B)	52,583,367	731,434,629
Core Bond, Class NAV, JHF II (Allspring Investments)	25,261,751	283,436,850
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	31,854,408	253,561,086
Floating Rate Income, Class NAV, JHF II (Bain Capital)	30,642,845	234,724,190
High Yield, Class NAV, JHBT (MIM US) (B)	65,396,291	202,074,540
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	27,095,735	255,512,781
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	46,393,339	475,067,789
Alternative and specialty - 5.7%
Diversified Macro, Class NAV, JHIT (Graham)	8,594,936	78,471,766
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	17,650,520	226,809,180
Health Sciences, Class NAV, JHF II (T. Rowe Price)	11,681,837	62,614,647
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,035,407	39,708,403
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	21,568,163	48,312,686
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,927,707,699)		$7,392,425,115
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$165,322

TOTAL COMMON STOCKS (Cost $129,117)		$165,322
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$92,694,590	90,114,505
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	68,590,756	66,029,188
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	63,614,053	63,010,401
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	78,819,792	81,004,835
U.S. Treasury STRIPS, PO, 4.031%, 02/15/2054	132,557,300	40,813,224
U.S. Treasury STRIPS, PO, 4.084%, 11/15/2052	186,172,900	59,405,348
U.S. Treasury STRIPS, PO, 4.208%, 08/15/2051	236,069,100	76,737,264
U.S. Treasury STRIPS, PO, 4.227%, 05/15/2050	119,670,800	40,796,169

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $536,101,393)		$517,910,934
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.8110% (F)(G)	123	1,234

TOTAL SHORT-TERM INVESTMENTS (Cost $1,233)		$1,234
Total investments (Cost $6,463,939,442) - 100.0%		$7,910,502,605
Other assets and liabilities, net - 0.0%		1,114,641
TOTAL NET ASSETS - 100.0%		$7,911,617,246
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 9-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.5%
Equity - 38.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	704,448	$43,281,283
Capital Appreciation, Class NAV, JHF II (Jennison)	1,461,053	24,823,297
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	9,040,766	93,571,925
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,476,955	38,297,440
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,205,411	52,472,575
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,240,612	$22,383,717
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,628,070	55,557,390
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,764,684	22,640,900
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	569,749	45,010,203
Global Equity, Class NAV, JHF II (MIM US) (B)	3,307,872	45,681,708
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,340,913	16,962,547
International Growth, Class NAV, JHF III (Wellington)	1,608,995	45,872,455
International Small Company, Class NAV, JHF II (DFA)	1,664,973	19,363,636
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,970,444	75,071,679
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,874,149	47,423,454
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,125,908	58,485,746
Multifactor Emerging Markets ETF, JHETF (DFA)	820,552	23,467,787
Small Cap Core, Class NAV, JHIT (MIM US) (B)	730,593	12,507,751
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	1,157,631	20,976,269
Small Cap Value, Class NAV, JHF II (Wellington)	1,204,949	22,387,951
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,410,462	78,399,946
Fixed income - 49.1%
Bond, Class NAV, JHSB (MIM US) (B)	20,365,972	283,290,674
Core Bond, Class NAV, JHF II (Allspring Investments)	20,759,666	232,923,453
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,914,505	110,759,458
Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,161,558	100,817,537
High Yield, Class NAV, JHBT (MIM US) (B)	28,095,441	86,814,912
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	13,437,408	126,714,760
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	15,702,781	160,796,479
Alternative and specialty - 4.9%
Diversified Macro, Class NAV, JHIT (Graham)	2,458,345	22,444,687
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,342,196	42,947,214
Infrastructure, Class NAV, JHIT (Wellington)	724,684	11,138,395
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,449,546	33,943,530

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,841,640,786)		$2,077,230,758
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	27,729
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $21,651)		$27,729
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$39,496,065	$38,396,721
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	29,227,382	28,135,865
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	27,106,100	26,848,883
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	33,584,801	34,515,839
U.S. Treasury STRIPS, PO, 4.031%, 02/15/2054	25,068,800	7,718,462
U.S. Treasury STRIPS, PO, 4.084%, 11/15/2052	35,265,600	11,252,794
U.S. Treasury STRIPS, PO, 4.208%, 08/15/2051	44,722,600	14,537,650
U.S. Treasury STRIPS, PO, 4.227%, 05/15/2050	22,631,900	7,715,289

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $171,481,736)		$169,121,503
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.8110% (F)(G)	114	1,140

TOTAL SHORT-TERM INVESTMENTS (Cost $1,139)		$1,140
Total investments (Cost $2,013,145,312) - 100.0%		$2,246,381,130
Other assets and liabilities, net - 0.0%		971,580
TOTAL NET ASSETS - 100.0%		$2,247,352,710
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 9-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.4%
Equity - 18.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	167,205	$10,273,057
Capital Appreciation, Class NAV, JHF II (Jennison)	342,808	5,824,311
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,525,372	36,487,596
Disciplined Value, Class NAV, JHF III (Boston Partners)	312,614	8,106,071
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,102,652	18,050,413
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,712,004	17,102,918
Equity Income, Class NAV, JHF II (T. Rowe Price)	611,149	12,919,693
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	667,589	$8,565,164
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	108,268	8,553,172
Global Equity, Class NAV, JHF II (MIM US) (B)	1,048,163	14,475,126
Global Shareholder Yield, Class NAV, JHF III (Epoch)	880,214	11,134,713
International Growth, Class NAV, JHF III (Wellington)	520,579	14,841,715
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,871,263	41,693,503
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,147,836	18,939,290
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,225,491	22,928,943
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	888,754	16,104,220
Small Cap Value, Class NAV, JHF II (Wellington)	921,977	17,130,327
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,218,765	39,365,491
Fixed income - 67.8%
Bond, Class NAV, JHSB (MIM US) (B)	21,743,815	302,456,462
Core Bond, Class NAV, JHF II (Allspring Investments)	22,911,799	257,070,384
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	14,309,244	113,901,581
Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,334,904	102,145,365
High Yield, Class NAV, JHBT (MIM US) (B)	28,491,733	88,039,454
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	15,301,703	144,295,059
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	14,310,253	146,536,986
Alternative and specialty - 3.7%
Infrastructure, Class NAV, JHIT (Wellington)	1,922,982	29,556,240
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,481,365	34,256,630

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,495,114,854)		$1,540,753,884
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%
U.S. Government - 9.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$49,994,968	48,603,395
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	36,995,721	35,614,091
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	34,308,409	33,982,847
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	42,510,262	43,688,731

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $159,999,036)		$161,889,064
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.8110% (F)(G)	117	$1,169

TOTAL SHORT-TERM INVESTMENTS (Cost $1,168)		$1,169
Total investments (Cost $1,655,115,058) - 99.9%		$1,702,644,117
Other assets and liabilities, net - 0.1%		1,427,499
TOTAL NET ASSETS - 100.0%		$1,704,071,616
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2024, by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,296,815,480	$3,296,815,480	—	—
Common stocks	117,438	—	—	$117,438
U.S. Government and Agency obligations	45,374,827	—	$45,374,827	—
Short-term investments	1,167	1,167	—	—
Total investments in securities	$3,342,308,912	$3,296,816,647	$45,374,827	$117,438

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,613,786,851	$8,613,786,851	—	—
Common stocks	266,807	—	—	$266,807
U.S. Government and Agency obligations	332,153,329	—	$332,153,329	—
Short-term investments	1,143	1,143	—	—
Total investments in securities	$8,946,208,130	$8,613,787,994	$332,153,329	$266,807

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
8	|

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Balanced Portfolio (continued)
Affiliated investment companies	$7,392,425,115	$7,392,425,115	—	—
Common stocks	165,322	—	—	$165,322
U.S. Government and Agency obligations	517,910,934	—	$517,910,934	—
Short-term investments	1,234	1,234	—	—
Total investments in securities	$7,910,502,605	$7,392,426,349	$517,910,934	$165,322

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,077,230,758	$2,077,230,758	—	—
Common stocks	27,729	—	—	$27,729
U.S. Government and Agency obligations	169,121,503	—	$169,121,503	—
Short-term investments	1,140	1,140	—	—
Total investments in securities	$2,246,381,130	$2,077,231,898	$169,121,503	$27,729

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,540,753,884	$1,540,753,884	—	—
U.S. Government and Agency obligations	161,889,064	—	$161,889,064	—
Short-term investments	1,169	1,169	—	—
Total investments in securities	$1,702,644,117	$1,540,755,053	$161,889,064	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	3,421,195	$186,400,023	$13,521,561	$(38,882,586)	$12,473,178	$36,686,038	—	—	$210,198,214
Capital Appreciation	6,344,332	101,904,010	5,325,777	(21,451,521)	455,965	21,555,964	—	—	107,790,195
Capital Appreciation Value	7,682,023	82,867,372	88,769	(13,405,004)	10,568	9,947,232	—	—	79,508,937
Disciplined Value	5,805,425	141,798,530	117,355	(13,915,533)	1,812,555	20,721,755	—	—	150,534,662
Disciplined Value International	11,590,869	180,492,205	1,774,925	(14,781,029)	1,103,772	21,152,653	—	—	189,742,526
Diversified Macro	3,531,169	23,435,706	11,803,539	(3,231,841)	40,051	192,114	—	—	32,239,569
Diversified Real Assets	12,367,022	158,112,205	115,145	(16,422,252)	1,333,379	15,777,756	—	—	158,916,233
Emerging Markets Debt	2,008,928	16,350,546	7,979,781	(8,976,103)	(1,785,632)	2,422,478	$717,900	—	15,991,070
Emerging Markets Equity	17,207,489	173,685,190	1,000	(19,464,712)	(3,745,448)	21,426,782	—	—	171,902,812
Equity Income	10,927,405	219,502,253	3,787,532	(21,324,817)	1,834,862	27,205,517	2,839,590	—	231,005,347
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	1,630,827	$28,411,750	—	$(3,892,585)	$408,297	$4,998,216	—	—	$29,925,678
Fundamental Large Cap Core	3,192,880	235,955,982	$209,206	(25,618,425)	5,020,897	36,669,887	—	—	252,237,547
Global Equity	3,028,617	42,841,353	—	(7,016,890)	804,765	5,195,977	—	—	41,825,205
Global Thematic Opportunities	2,932,310	52,361,653	—	(15,945,787)	4,616,210	2,366,114	—	—	43,398,190
Health Sciences	6,038,768	38,265,261	1,156,606	(12,018,382)	624,388	4,339,924	—	—	32,367,797
High Yield	2,575,964	8,175,548	3,092,715	(3,447,574)	(485,385)	624,425	$404,776	—	7,959,729
International Dynamic Growth	4,914,051	66,429,484	234,418	(17,023,214)	1,716,316	14,982,678	—	—	66,339,682
International Growth	3,337,715	89,881,158	—	(8,123,308)	(793,178)	14,193,587	—	—	95,158,259
International Small Company	7,998,113	87,269,422	1,038,838	(5,234,290)	352,067	9,592,017	—	—	93,018,054
International Strategic Equity Allocation	26,406,267	272,775,652	1,272,362	(24,701,101)	57,089	34,991,496	—	—	284,395,498
John Hancock Collateral Trust	117	1,259	424,784	(424,893)	17	—	227	—	1,167
Mid Cap Growth	10,623,379	166,094,337	788,945	(10,504,236)	(4,287,553)	23,194,261	—	—	175,285,754
Mid Value	13,096,221	231,759,023	453,686	(24,272,158)	2,139,784	34,949,959	—	—	245,030,294
Multifactor Emerging Markets ETF	2,186,825	60,426,588	6,000	(5,079,362)	344,843	6,845,126	854,412	—	62,543,195
Science & Technology	11,900,912	28,594,431	1,290,802	(10,044,690)	768,239	6,049,260	—	—	26,658,042
Short Duration Bond	4,179,444	—	45,678,937	(6,600,379)	6,020	327,576	555,802	—	39,412,154
Small Cap Core	7,336,465	119,633,129	1,543,202	(6,054,672)	184,028	10,294,586	—	—	125,600,273
Small Cap Dynamic Growth	3,919,700	66,904,522	353,089	(14,638,647)	(3,260,256)	21,666,263	—	—	71,024,971
Small Cap Value	4,131,210	73,476,212	3,389,710	(6,090,495)	362,625	5,619,821	—	—	76,757,873
U.S. Sector Rotation	14,721,809	151,382,017	20,921,349	(24,828,470)	1,368,699	31,204,125	—	—	180,047,720
					$23,481,162	$445,193,587	$5,372,707	—	$3,296,816,647
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	7,453,239	$419,275,420	$24,143,275	$(94,334,274)	$39,235,844	$69,606,726	—	—	$457,926,991
Bond	39,056,483	541,111,267	70,594,760	(78,971,572)	(16,687,107)	27,228,334	$17,795,116	—	543,275,682
Capital Appreciation	16,077,886	262,099,209	13,660,201	(58,632,293)	3,256,445	52,779,717	—	—	273,163,279
Capital Appreciation Value	36,536,426	369,311,840	—	(36,292,132)	(723,633)	45,855,938	—	—	378,152,013
Disciplined Value	13,093,095	324,217,829	100,180	(36,124,887)	5,942,369	45,368,451	—	—	339,503,942
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	24,630,363	$387,682,515	$8,131,277	$(40,421,230)	$3,660,587	$44,145,895	—	—	$403,199,044
Diversified Macro	9,597,313	42,986,528	53,194,301	(6,621,840)	(156,927)	(1,778,595)	—	—	87,623,467
Diversified Real Assets	26,573,293	344,716,067	2,654,966	(43,414,266)	5,307,153	32,202,899	—	—	341,466,819
Emerging Markets Debt	19,994,586	167,753,096	7,525,416	(22,759,932)	(5,666,868)	12,305,193	$7,525,412	—	159,156,905
Emerging Markets Equity	34,192,536	331,136,071	1,000	(23,506,266)	(7,117,965)	41,070,591	—	—	341,583,431
Equity Income	23,966,807	488,259,590	10,106,963	(56,110,734)	6,393,519	58,008,962	6,246,842	—	506,658,300
Financial Industries	3,920,590	69,263,228	583,168	(10,960,239)	1,095,216	11,961,457	—	—	71,942,830
Floating Rate Income	17,047,859	96,780,632	39,019,311	(5,054,556)	(115,231)	(43,554)	7,579,731	—	130,586,602
Fundamental Global Franchise	6,645,433	85,856,374	—	(12,585,591)	1,533,398	10,456,720	—	—	85,260,901
Fundamental Large Cap Core	5,598,650	420,450,726	—	(51,894,398)	10,587,597	63,149,441	—	—	442,293,366
Global Equity	11,360,924	155,318,063	—	(20,328,733)	3,633,726	18,271,311	—	—	156,894,367
Global Thematic Opportunities	6,046,366	103,545,376	—	(27,887,326)	8,045,570	5,782,590	—	—	89,486,210
Health Sciences	14,597,156	93,691,307	—	(27,481,063)	2,383,753	9,646,760	—	—	78,240,757
High Yield	36,381,401	117,427,167	6,227,922	(13,345,178)	(1,596,511)	3,705,129	5,450,189	—	112,418,529
International Dynamic Growth	8,225,558	116,488,548	482,093	(35,182,703)	3,044,401	26,212,697	—	—	111,045,036
International Growth	6,539,209	177,761,524	962,935	(18,695,790)	1,478,478	24,925,694	—	—	186,432,841
International Small Company	16,838,341	185,518,798	4,142,373	(14,905,107)	1,690,817	19,383,029	—	—	195,829,910
International Strategic Equity Allocation	57,319,417	600,278,429	3,456,522	(62,760,967)	609,557	75,746,577	—	—	617,330,118
John Hancock Collateral Trust	114	50,882	1,596,149	(1,645,940)	56	(4)	1,010	—	1,143
Mid Cap Growth	22,796,278	361,476,906	3,610,581	(30,194,802)	(12,483,335)	53,729,236	—	—	376,138,586
Mid Value	28,639,992	514,499,714	601,146	(61,210,161)	6,328,662	75,634,881	—	—	535,854,242
Multifactor Emerging Markets ETF	6,952,359	191,891,169	26,975	(15,932,998)	1,016,645	21,835,676	2,683,796	—	198,837,467
Science & Technology	28,474,786	68,876,741	5,427,833	(26,544,348)	1,470,056	14,553,239	—	—	63,783,521
Short Duration Bond	10,964,271	102,802,538	14,376,057	(15,018,303)	4,221	1,228,567	3,926,552	—	103,393,080
Small Cap Core	16,409,373	271,415,173	3,906,001	(18,246,949)	1,680,024	22,174,216	—	—	280,928,465
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Dynamic Growth	7,266,974	$125,440,283	$1,195,752	$(29,415,613)	$(6,122,688)	$40,579,828	—	—	$131,677,562
Small Cap Value	8,097,454	145,951,767	4,004,758	(11,275,482)	747,666	11,021,996	—	—	150,450,705
Strategic Income Opportunities	21,318,087	215,050,866	9,128,986	(10,909,767)	(202,910)	5,230,037	$5,790,532	—	218,297,212
U.S. Sector Rotation	36,382,230	365,664,684	66,408,625	(67,302,389)	3,694,673	76,489,078	—	—	444,954,671
					$61,967,258	$1,018,468,712	$56,999,180	—	$8,613,787,994
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	4,278,271	$255,978,170	$12,512,025	$(71,445,851)	$38,166,715	$27,645,912	—	—	$262,856,971
Bond	52,583,367	740,542,212	47,370,751	(71,552,313)	(12,434,753)	27,508,732	$24,058,103	—	731,434,629
Capital Appreciation	8,708,162	145,437,043	9,154,852	(37,520,963)	3,301,601	27,579,143	—	—	147,951,676
Capital Appreciation Value	34,091,942	352,122,255	—	(41,745,173)	(683,028)	43,157,545	—	—	352,851,599
Core Bond	25,261,751	256,591,449	43,564,286	(21,435,340)	(2,952,753)	7,669,208	8,020,390	—	283,436,850
Disciplined Value	7,645,264	192,787,912	460,197	(25,198,710)	6,649,511	23,542,798	—	—	198,241,708
Disciplined Value International	18,105,165	290,975,698	5,366,543	(35,492,469)	4,140,885	31,390,901	—	—	296,381,558
Diversified Macro	8,594,936	57,436,298	29,074,556	(8,824,429)	338,158	447,183	—	—	78,471,766
Diversified Real Assets	17,650,520	234,055,852	1,267,778	(33,674,444)	4,559,212	20,600,782	—	—	226,809,180
Emerging Markets Debt	31,854,408	280,478,902	12,493,213	(49,963,773)	(12,559,778)	23,112,522	12,493,203	—	253,561,086
Emerging Markets Equity	19,445,224	193,022,269	1,000	(18,235,374)	(4,969,038)	24,438,930	—	—	194,257,787
Equity Income	13,853,293	286,684,574	5,231,623	(36,558,338)	5,814,368	31,686,397	3,619,456	—	292,858,624
Financial Industries	3,015,061	54,432,395	471,856	(9,692,779)	879,129	9,235,773	—	—	55,326,374
Floating Rate Income	30,642,845	175,299,314	67,098,015	(7,405,548)	(153,455)	(114,136)	13,586,788	—	234,724,190
Fundamental Global Franchise	5,427,423	69,908,334	—	(10,016,572)	1,170,507	8,571,566	—	—	69,633,835
Fundamental Large Cap Core	3,048,434	233,808,266	—	(33,497,843)	7,469,725	33,046,133	—	—	240,826,281
Global Equity	11,124,857	154,371,022	—	(22,304,849)	4,269,030	17,299,070	—	—	153,634,273
Global Shareholder Yield	3,138,117	39,073,455	868,088	(6,446,994)	1,285,212	4,917,420	868,089	—	39,697,181
Global Thematic Opportunities	2,683,509	39,081,271	171,733	(4,799,459)	1,248,185	4,014,206	—	—	39,715,936
Health Sciences	11,681,837	66,789,893	154,325	(13,201,572)	589,717	8,282,284	—	—	62,614,647
High Yield	65,396,291	212,696,501	10,562,369	(24,924,340)	(3,051,313)	6,791,323	9,780,086	—	202,074,540
International Dynamic Growth	5,908,569	86,330,529	931,586	(28,997,877)	4,718,530	16,782,908	—	—	79,765,676
12	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	4,908,181	$137,034,570	$951,676	$(18,164,740)	$2,222,094	$17,888,648	—	—	$139,932,248
International Small Company	7,934,031	89,886,924	1,853,508	(9,550,233)	1,646,316	8,436,266	—	—	92,272,781
International Strategic Equity Allocation	33,706,332	366,652,672	2,791,891	(52,116,155)	1,267,467	44,421,326	—	—	363,017,201
John Hancock Collateral Trust	123	18,744	2,185,668	(2,203,219)	42	(1)	$1,731	—	1,234
Mid Cap Growth	13,955,332	226,006,992	5,641,654	(27,124,881)	(11,462,895)	37,202,101	—	—	230,262,971
Mid Value	18,646,867	342,148,715	536,141	(47,696,874)	5,202,954	48,691,954	—	—	348,882,890
Multi-Asset High Income	4,035,407	38,955,403	1,599,435	(3,591,582)	(225,840)	2,970,987	1,544,388	—	39,708,403
Multifactor Emerging Markets ETF	4,382,360	125,504,730	60,290	(14,931,518)	912,688	13,789,306	1,712,692	—	125,335,496
Science & Technology	21,568,163	54,733,923	5,384,154	(24,332,350)	1,182,316	11,344,643	—	—	48,312,686
Short Duration Bond	27,095,735	264,881,158	18,705,573	(31,173,948)	(2,637,644)	5,737,642	9,858,359	—	255,512,781
Small Cap Core	10,296,659	174,583,571	3,819,774	(17,336,802)	1,815,565	13,396,687	—	—	176,278,795
Small Cap Dynamic Growth	4,452,448	78,755,152	1,398,321	(20,840,151)	(2,181,069)	23,546,112	—	—	80,678,365
Small Cap Value	5,701,204	105,391,368	3,160,893	(10,957,502)	583,257	7,750,352	—	—	105,928,368
Strategic Income Opportunities	46,393,339	471,687,602	16,821,746	(24,214,793)	(583,679)	11,356,913	12,618,829	—	475,067,789
U.S. Sector Rotation	33,860,014	363,450,337	54,809,725	(81,983,690)	5,064,615	72,766,987	—	—	414,107,974
					$50,602,554	$716,906,523	$98,162,114	—	$7,392,426,349
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	704,448	$43,551,305	$2,836,946	$(14,050,875)	$6,887,394	$4,056,513	—	—	$43,281,283
Bond	20,365,972	293,021,862	13,790,782	(29,214,225)	(5,239,748)	10,932,003	$9,370,299	—	283,290,674
Capital Appreciation	1,461,053	25,133,807	2,272,342	(7,826,516)	1,043,359	4,200,305	—	—	24,823,297
Capital Appreciation Value	9,040,766	96,014,613	—	(13,804,831)	(213,998)	11,576,141	—	—	93,571,925
Core Bond	20,759,666	235,945,423	14,676,485	(21,324,117)	(3,451,411)	7,077,073	6,767,178	—	232,923,453
Disciplined Value	1,476,955	38,624,916	451,087	(6,709,159)	969,012	4,961,584	—	—	38,297,440
Disciplined Value International	3,205,411	53,330,042	1,456,762	(8,689,165)	937,027	5,437,909	—	—	52,472,575
Diversified Macro	2,458,345	22,734,048	3,123,877	(4,377,291)	122,785	841,268	—	—	22,444,687
Diversified Real Assets	3,342,196	45,484,595	1,345,002	(8,697,822)	1,055,497	3,759,942	—	—	42,947,214
Emerging Markets Debt	13,914,505	123,073,421	5,421,199	(22,346,285)	(5,311,749)	9,922,872	5,420,818	—	110,759,458
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	2,240,612	$22,668,385	$951,455	$(3,517,743)	$(610,728)	$2,892,348	—	—	$22,383,717
Equity Income	2,628,070	55,986,275	1,486,705	(9,109,958)	1,598,371	5,595,997	$686,137	—	55,557,390
Floating Rate Income	13,161,558	76,920,888	29,032,692	(5,034,702)	(374,159)	272,818	5,849,319	—	100,817,537
Fundamental Global Franchise	1,764,684	23,390,369	—	(3,960,737)	482,828	2,728,440	—	—	22,640,900
Fundamental Large Cap Core	569,749	45,066,652	—	(7,678,177)	1,769,318	5,852,410	—	—	45,010,203
Global Equity	3,307,872	47,351,235	—	(8,152,927)	822,094	5,661,306	—	—	45,681,708
Global Shareholder Yield	1,340,913	17,000,805	367,146	(3,062,271)	991,284	1,665,583	367,146	—	16,962,547
High Yield	28,095,441	93,330,678	4,296,879	(12,381,512)	(1,569,584)	3,138,451	4,211,818	—	86,814,912
Infrastructure	724,684	11,350,605	796,507	(2,794,747)	594,930	1,191,100	226,997	—	11,138,395
International Growth	1,608,995	46,153,192	623,745	(7,541,446)	(2,605,358)	9,242,322	—	—	45,872,455
International Small Company	1,664,973	19,396,892	462,444	(2,621,481)	404,458	1,721,323	—	—	19,363,636
International Strategic Equity Allocation	6,970,444	80,449,178	719,983	(15,701,383)	353,780	9,250,121	—	—	75,071,679
John Hancock Collateral Trust	114	1,182	832,999	(833,036)	(5)	—	489	—	1,140
Mid Cap Growth	2,874,149	47,921,732	1,035,007	(6,882,647)	(1,072,749)	6,422,111	—	—	47,423,454
Mid Value	3,125,908	58,968,832	1,287,383	(10,897,440)	1,403,838	7,723,133	—	—	58,485,746
Multi-Asset High Income	3,449,546	34,187,061	1,340,039	(3,947,483)	(254,075)	2,617,988	1,319,414	—	33,943,530
Multifactor Emerging Markets ETF	820,552	23,946,592	210,928	(3,442,484)	33,565	2,719,186	315,060	—	23,467,787
Short Duration Bond	13,437,408	133,826,392	7,257,560	(15,880,850)	(1,350,953)	2,862,611	4,887,355	—	126,714,760
Small Cap Core	730,593	12,694,180	797,933	(2,088,030)	152,189	951,479	—	—	12,507,751
Small Cap Dynamic Growth	1,157,631	20,996,290	960,127	(6,593,280)	(414,189)	6,027,321	—	—	20,976,269
Small Cap Value	1,204,949	22,700,660	1,693,873	(3,806,249)	177,239	1,622,428	—	—	22,387,951
Strategic Income Opportunities	15,702,781	163,373,129	4,840,692	(10,963,464)	(354,139)	3,900,261	4,290,969	—	160,796,479
U.S. Sector Rotation	6,410,462	74,422,450	9,881,683	(21,147,833)	1,770,915	13,472,731	—	—	78,399,946
					$(1,252,962)	$160,297,078	$43,712,999	—	$2,077,231,898
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	167,205	$10,542,187	$1,475,643	$(4,400,358)	$916,637	$1,738,948	—	—	$10,273,057
Bond	21,743,815	324,983,283	17,587,788	(46,074,328)	(8,313,842)	14,273,561	$10,193,485	—	302,456,462
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	342,808	$5,854,214	$1,038,351	$(2,327,382)	$149,087	$1,110,041	—	—	$5,824,311
Capital Appreciation Value	3,525,372	37,443,480	17,521	(5,372,697)	68,192	4,331,100	—	—	36,487,596
Core Bond	22,911,799	273,887,935	16,511,748	(37,190,007)	(6,112,401)	9,973,109	$7,608,644	—	257,070,384
Disciplined Value	312,614	8,318,429	531,415	(2,003,988)	255,004	1,005,211	—	—	8,106,071
Disciplined Value International	1,102,652	18,554,738	1,266,862	(3,940,965)	273,196	1,896,582	—	—	18,050,413
Emerging Markets Debt	14,309,244	126,461,429	6,542,942	(23,831,343)	(5,627,281)	10,355,834	5,505,973	—	113,901,581
Emerging Markets Equity	1,712,004	17,918,375	1,704,138	(4,311,623)	(914,898)	2,706,926	—	—	17,102,918
Equity Income	611,149	13,258,156	1,088,236	(3,109,763)	377,132	1,305,932	160,584	—	12,919,693
Floating Rate Income	13,334,904	79,038,832	30,575,924	(7,365,686)	(549,481)	445,776	5,927,242	—	102,145,365
Fundamental Global Franchise	667,589	8,789,549	98,070	(1,518,335)	163,624	1,032,256	—	—	8,565,164
Fundamental Large Cap Core	108,268	8,775,984	500,263	(2,185,884)	498,000	964,809	—	—	8,553,172
Global Equity	1,048,163	14,854,338	217,876	(2,611,521)	538,948	1,475,485	—	—	14,475,126
Global Shareholder Yield	880,214	11,426,414	268,046	(2,314,562)	761,485	993,330	242,873	—	11,134,713
High Yield	28,491,733	95,900,824	4,925,671	(14,388,335)	(1,764,151)	3,365,445	4,268,360	—	88,039,454
Infrastructure	1,922,982	30,536,652	3,155,940	(8,837,072)	1,689,210	3,011,510	599,923	—	29,556,240
International Growth	520,579	15,230,531	825,744	(3,381,758)	(787,337)	2,954,535	—	—	14,841,715
International Strategic Equity Allocation	3,871,263	45,832,225	2,649,523	(12,128,057)	708,647	4,631,165	—	—	41,693,503
John Hancock Collateral Trust	117	1,169	1,014,322	(1,014,332)	9	1	1,512	—	1,169
Mid Cap Growth	1,147,836	19,364,406	857,354	(3,447,923)	198,854	1,966,599	—	—	18,939,290
Mid Value	1,225,491	23,471,667	1,979,175	(6,121,262)	495,345	3,104,018	—	—	22,928,943
Multi-Asset High Income	3,481,365	35,129,151	1,627,599	(4,901,068)	(315,114)	2,716,062	1,332,977	—	34,256,630
Short Duration Bond	15,301,703	155,841,694	7,787,296	(21,075,768)	(1,695,737)	3,437,574	5,606,041	—	144,295,059
Small Cap Dynamic Growth	888,754	16,413,595	1,794,024	(6,464,381)	(190,246)	4,551,228	—	—	16,104,220
Small Cap Value	921,977	17,445,209	3,394,253	(5,123,543)	180,026	1,234,382	—	—	17,130,327
Strategic Income Opportunities	14,310,253	150,665,414	5,007,683	(12,376,238)	(382,136)	3,622,263	3,907,432	—	146,536,986
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	3,218,765	$41,024,342	$4,953,728	$(14,399,054)	$1,289,500	$6,496,975	—	—	$39,365,491
					$(18,089,728)	$94,700,657	$45,355,046	—	$1,540,755,053
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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